Bank Loans and Notes Payable - Summary of Detailed Information About Borrowings (Details) $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable	$ 98	$ 2,003	$ 4,469
Long-term debt		188,582	184,196
Current portion of long term debt	(129)	(2,637)	(4,332)
Bank loans and notes payable	$ 9,064	185,945	179,864
Variable rate debt
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable		2,003	4,469
Long-term debt		6,853	14,657
Current portion of long term debt		(2,637)	(4,332)
Bank loans and notes payable		185,945	179,864
Fixed rate debt
Disclosure of detailed information about borrowings [line items]
Long-term debt		181,729	169,539
Fair value
Disclosure of detailed information about borrowings [line items]
Long-term debt		196,229
Fair value | Variable rate debt
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable		2,003
Long-term debt		6,743
Fair value | Fixed rate debt
Disclosure of detailed information about borrowings [line items]
Long-term debt		189,486
Less than one year
Disclosure of detailed information about borrowings [line items]
Long-term debt		2,637
Less than one year | Variable rate debt
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable		2,003
Long-term debt		2,251
Less than one year | Fixed rate debt
Disclosure of detailed information about borrowings [line items]
Long-term debt		386
1-2 years
Disclosure of detailed information about borrowings [line items]
Long-term debt		15,402
1-2 years | Variable rate debt
Disclosure of detailed information about borrowings [line items]
Long-term debt		363
1-2 years | Fixed rate debt
Disclosure of detailed information about borrowings [line items]
Long-term debt		15,039
2-3 years
Disclosure of detailed information about borrowings [line items]
Long-term debt		2,486
2-3 years | Variable rate debt
Disclosure of detailed information about borrowings [line items]
Long-term debt		48
2-3 years | Fixed rate debt
Disclosure of detailed information about borrowings [line items]
Long-term debt		2,438
3-4 years
Disclosure of detailed information about borrowings [line items]
Long-term debt		1,820
3-4 years | Variable rate debt
Disclosure of detailed information about borrowings [line items]
Long-term debt		1,755
3-4 years | Fixed rate debt
Disclosure of detailed information about borrowings [line items]
Long-term debt		65
4-5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt		2,451
4-5 years | Variable rate debt
Disclosure of detailed information about borrowings [line items]
Long-term debt		2,436
4-5 years | Fixed rate debt
Disclosure of detailed information about borrowings [line items]
Long-term debt		15
Later than 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt		163,786
Later than 5 years | Fixed rate debt
Disclosure of detailed information about borrowings [line items]
Long-term debt		163,786
Mexican peso | Variable rate debt | Short term Bank loans
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable		$ 760	$ 360
Interest rate	5.90%	5.90%	5.20%
Mexican peso | Variable rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 330	$ 9,771
Interest rate	6.50%	6.50%	8.40%
Mexican peso | Variable rate debt | Domestic senior notes
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 5,650	$ 3,181
Interest rate	5.40%	5.40%	4.60%
Mexican peso | Fixed rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 305	$ 165
Interest rate	5.70%	5.70%	9.30%
Mexican peso | Fixed rate debt | Domestic senior notes
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 25,947	$ 21,483
Interest rate	7.00%	7.00%	7.00%
Mexican peso | Fair value | Variable rate debt | Short term Bank loans
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable		$ 760
Mexican peso | Fair value | Variable rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		330
Mexican peso | Fair value | Variable rate debt | Domestic senior notes
Disclosure of detailed information about borrowings [line items]
Long-term debt		5,540
Mexican peso | Fair value | Fixed rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		305
Mexican peso | Fair value | Fixed rate debt | Domestic senior notes
Disclosure of detailed information about borrowings [line items]
Long-term debt		24,722
Mexican peso | Less than one year | Variable rate debt | Short term Bank loans
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable		$ 760
Interest rate	5.90%	5.90%
Mexican peso | Less than one year | Variable rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 170
Interest rate	6.20%	6.20%
Mexican peso | Less than one year | Variable rate debt | Domestic senior notes
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 1,499
Interest rate	5.50%	5.50%
Mexican peso | Less than one year | Fixed rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 82
Interest rate	6.50%	6.50%
Mexican peso | 1-2 years | Variable rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 72
Interest rate	6.60%	6.60%
Mexican peso | 1-2 years | Fixed rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 75
Interest rate	6.10%	6.10%
Mexican peso | 1-2 years | Fixed rate debt | Domestic senior notes
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 7,498
Interest rate	5.50%	5.50%
Mexican peso | 2-3 years | Variable rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 48
Interest rate	6.90%	6.90%
Mexican peso | 2-3 years | Fixed rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 68
Interest rate	5.60%	5.60%
Mexican peso | 3-4 years | Variable rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 29
Interest rate	6.90%	6.90%
Mexican peso | 3-4 years | Variable rate debt | Domestic senior notes
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 1,726
Interest rate	5.30%	5.30%
Mexican peso | 3-4 years | Fixed rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 65
Interest rate	5.30%	5.30%
Mexican peso | 4-5 years | Variable rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 11
Interest rate	6.80%	6.80%
Mexican peso | 4-5 years | Variable rate debt | Domestic senior notes
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 2,425
Interest rate	5.30%	5.30%
Mexican peso | 4-5 years | Fixed rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 15
Interest rate	1.10%	1.10%
Mexican peso | Later than 5 years | Fixed rate debt | Domestic senior notes
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 18,449
Interest rate	7.60%	7.60%
Colombian peso | Variable rate debt | Short term Bank loans
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable			$ 492
Interest rate			3.00%
Colombian peso | Variable rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 10	$ 25
Interest rate	4.50%	4.50%	4.40%
Colombian peso | Fixed rate debt | Short term Bank loans
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable		$ 311	$ 168
Interest rate	2.50%	2.50%	2.10%
Colombian peso | Fair value | Variable rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 10
Colombian peso | Fair value | Fixed rate debt | Short term Bank loans
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable		311
Colombian peso | Less than one year | Variable rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 10
Interest rate	4.50%	4.50%
Colombian peso | Less than one year | Fixed rate debt | Short term Bank loans
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable		$ 311
Interest rate	2.50%	2.50%
Argentine peso | Fixed rate debt | Short term Bank loans
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable		$ 461	$ 711
Interest rate	41.00%	41.00%	44.70%
Argentine peso | Fair value | Fixed rate debt | Short term Bank loans
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable		$ 461
Argentine peso | Less than one year | Fixed rate debt | Short term Bank loans
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable		$ 461
Interest rate	41.00%	41.00%
Chilean peso | Variable rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 858	$ 1,633
Interest rate	1.80%	1.80%	3.50%
Chilean peso | Fixed rate debt | Short term Bank loans
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable		$ 261	$ 1,027
Interest rate	0.70%	0.70%	1.90%
Chilean peso | Fixed rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 338	$ 15
Interest rate	1.20%	1.20%	3.20%
Chilean peso | Fair value | Variable rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 858
Chilean peso | Fair value | Fixed rate debt | Short term Bank loans
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable		261
Chilean peso | Fair value | Fixed rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		338
Chilean peso | Less than one year | Variable rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 567
Interest rate	1.80%	1.80%
Chilean peso | Less than one year | Fixed rate debt | Short term Bank loans
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable		$ 261
Interest rate	0.70%	0.70%
Chilean peso | 1-2 years | Variable rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 291
Interest rate	1.80%	1.80%
Chilean peso | 1-2 years | Fixed rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 338
Interest rate	1.20%	1.20%
U S dollar | Fixed rate debt | Short term Bank loans
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable			$ 1,150
Interest rate			2.00%
U S dollar | Fixed rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 2,352	$ 2,293
Interest rate	3.60%	3.60%	3.70%
U S dollar | Fixed rate debt | Long term borrowings Yankee bond
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 52,255	$ 50,597
Interest rate	3.10%	3.10%	3.10%
U S dollar | Fixed rate debt | Long term borrowings Bank of NY (FEMSA USD 2023)
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 6,170	$ 5,975
Interest rate	2.90%	2.90%	2.90%
U S dollar | Fixed rate debt | Long term borrowings Bank of NY (FEMSA USD 2043)
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 14,262	$ 13,805
Interest rate	4.40%	4.40%	4.40%
U S dollar | Fixed rate debt | Bank of NY (FEMSA USD 2050)
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 51,174	$ 49,549
Interest rate	3.50%	3.50%	3.50%
U S dollar | Fair value | Fixed rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 2,352
U S dollar | Fair value | Fixed rate debt | Long term borrowings Yankee bond
Disclosure of detailed information about borrowings [line items]
Long-term debt		56,147
U S dollar | Fair value | Fixed rate debt | Long term borrowings Bank of NY (FEMSA USD 2023)
Disclosure of detailed information about borrowings [line items]
Long-term debt		6,323
U S dollar | Fair value | Fixed rate debt | Long term borrowings Bank of NY (FEMSA USD 2043)
Disclosure of detailed information about borrowings [line items]
Long-term debt		16,991
U S dollar | Fair value | Fixed rate debt | Bank of NY (FEMSA USD 2050)
Disclosure of detailed information about borrowings [line items]
Long-term debt		53,707
U S dollar | 1-2 years | Fixed rate debt | Long term borrowings Bank of NY (FEMSA USD 2023)
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 6,170
Interest rate	2.90%	2.90%
U S dollar | 2-3 years | Fixed rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 2,352
Interest rate	3.60%	3.60%
U S dollar | Later than 5 years | Fixed rate debt | Long term borrowings Yankee bond
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 52,255
Interest rate	3.10%	3.10%
U S dollar | Later than 5 years | Fixed rate debt | Long term borrowings Bank of NY (FEMSA USD 2043)
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 14,262
Interest rate	4.40%	4.40%
U S dollar | Later than 5 years | Fixed rate debt | Bank of NY (FEMSA USD 2050)
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 51,174
Interest rate	3.50%	3.50%
Uruguayan peso | Fixed rate debt | Short term Bank loans
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable		$ 184	$ 498
Interest rate	6.00%	6.00%	15.10%
Uruguayan peso | Fixed rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 1,186	$ 1,031
Interest rate	6.70%	6.70%	10.80%
Uruguayan peso | Fair value | Fixed rate debt | Short term Bank loans
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable		$ 184
Uruguayan peso | Fair value | Fixed rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		1,186
Uruguayan peso | Less than one year | Fixed rate debt | Short term Bank loans
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable		$ 184
Interest rate	6.00%	6.00%
Uruguayan peso | Less than one year | Fixed rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 256
Interest rate	8.00%	8.00%
Uruguayan peso | 1-2 years | Fixed rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 930
Interest rate	6.30%	6.30%
Guatemala, Quetzal | Fixed rate debt | Short term Bank loans
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable		$ 26	$ 63
Interest rate	6.30%	6.30%	6.30%
Guatemala, Quetzal | Fair value | Fixed rate debt | Short term Bank loans
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable		$ 26
Guatemala, Quetzal | Less than one year | Fixed rate debt | Short term Bank loans
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable		$ 26
Interest rate	6.30%	6.30%
Brazilian Reais | Variable rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 5	$ 47
Interest rate	9.00%	9.00%	8.10%
Brazilian Reais | Fixed rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 94	$ 157
Interest rate	6.20%	6.20%	6.10%
Brazilian Reais | Fair value | Variable rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 5
Brazilian Reais | Fair value | Fixed rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		94
Brazilian Reais | Less than one year | Variable rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 5
Interest rate	9.00%	9.00%
Brazilian Reais | Less than one year | Fixed rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 48
Interest rate	6.00%	6.00%
Brazilian Reais | 1-2 years | Fixed rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 28
Interest rate	6.40%	6.40%
Brazilian Reais | 2-3 years | Fixed rate debt | Long term Bank loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 18
Interest rate	6.60%	6.60%
Euro | Fixed rate debt | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 27,646	$ 24,469
Interest rate	0.70%	0.70%	1.70%
Euro | Fair value | Fixed rate debt | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 27,321
Euro | Later than 5 years | Fixed rate debt | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 27,646
Interest rate	0.70%	0.70%